Other (Losses) Gains (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Analysis of income and expense [abstract]
Share of loss from investment in associates	$ (11,534)	$ (9,573)
Gain on deemed disposal of significant influence investment	11,955	144,368
Loss on induced conversion of debenture		0
Unrealized loss on derivative investments	(34,069)	(14,866)
Unrealized gain (loss) on derivative liability	175,568	(8,167)
Unrealized gain (loss) on changes in contingent consideration fair value	2,357	(3,263)
Gain on debt modification	1,287	1,886
Gain on loss of control of subsidiary	500	412
Provision for minimum purchase commitments	(2,416)	0
Total other (losses) gains	$ (28,643)	$ 110,797